UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

                                               SEMI-ANNUAL REPORT
                                                         May 31, 2017
                                                      TICKER TFCGX

Taylor Frigon Core Growth Fund

PERFORMANCE INFORMATION (Unaudited)

May 31, 2017 NAV $11.21

TOTAL RETURNS AS OF MAY 31, 2017

Since
Inception(A)
Taylor Frigon Core Growth Fund	12.10%
Russell 2500® Index (B)	2.07%
S&P 500® Index (C)	7.25%

Annual Fund Operating Expense Ratio (from 12/27/2016 Prospectus): 1.45%

The Fund’s expense ratio for the period ended May 31, 2017 can be found in the financial highlights included within this report.

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Taylor Frigon Core Growth Fund commenced operations on December 27, 2016.

(B)The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

(C)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-897-4821. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2017 Semi-Annual Report 1

Taylor Frigon Core Growth Fund

                                          Taylor Frigon Core Growth Fund
                                        by Sectors (as a percentage of Net Assets)
                                                                 May 31, 2017
                                                                  (Unaudited)

                         * Net Cash represents cash and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Taylor Frigon Capital Management, LLC, the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.taylorfrigonfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, will be available without charge, upon request, by calling our toll free number (1-888-897-4821). This information is also available on the SEC’s website at http://www.sec.gov.

2017 Semi-Annual Report 2

Expense Example
(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management and service fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on December 27, 2016 and held through May 31, 2017.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 27, 2016
	December 27, 2016	May 31, 2017	to May 31, 2017

Actual	$1,000.00	$1,121.00	$6.57*

Hypothetical**	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the partial period).

**	The hypothetical example is calculated assuming that the Fund has been in opera- tion for the full six-month period from December 1, 2016 to May 31, 2017. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2017 Semi-Annual Report 3

Taylor Frigon Core Growth Fund
		Schedule of Investments
		May 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
3,362	Echo Global Logistics, Inc. *	$62,701	1.59%
Biological Products (No Diagnostic Substances)
8,426	Compugen Ltd. * (Israel)	40,445	1.02%
Chemicals & Allied Products
961	Balchem Corporation	75,650	1.92%
Computer Communications Equipment
610	Arista Networks, Inc. *	89,902
1,455	Silicom Ltd. (Israel)	74,161
		164,063	4.16%
Computer Peripheral Equipment, NEC
4,092	Radcom Ltd. * (Israel)	83,886	2.13%
Electronic Components, NEC
2,260	Impinj, Inc. *	98,649	2.50%
Electronic Connectors
943	Amphenol Corporation	70,348	1.78%
Hazardous Waste Management
875	Stericycle, Inc. *	71,549	1.81%
In Vitro & In Vivo Diagnostic Substances
419	IDEXX Laboratories, Inc. *	70,555
1,880	Myriad Genetics, Inc. *	38,258
		108,813	2.76%
Operative Builders
1,621	Toll Brothers, Inc.	59,831	1.52%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
1,016	Edwards Lifesciences Corporation *	116,911	2.96%
Printing Trades Machinery & Equipment
3,279	Kornit Digital Ltd. * (Israel)	54,923	1.39%
Radio & TV Broadcasting & Communications Equipment
4,141	Airgain, Inc. *	55,199	1.40%
Refrigeration & Service Industry Machinery
727	The Middleby Corporation *	93,318	2.36%
Retail - Auto Dealers & Gasoline Stations
1,140	CarMax, Inc. *	71,626	1.81%
Retail - Building Materials, Hardware, Garden Supply
1,146	Tractor Supply Company	63,202	1.60%
Retail - Catalog & Mail-Order Houses
83	Amazon.com, Inc. *	82,553	2.09%
Semiconductors & Related Devices
1,519	Acacia Communications, Inc. *	71,454
1,434	Applied Optoelectronics, Inc. *	100,122
1,643	Inphi Corporation *	65,194
2,660	Mellanox Technologies, Ltd. * (Israel)	126,350
1,144	NVIDIA Corporation	165,136
97,055	QuickLogic Corporation *	117,437
4,622	Tower Semiconductor Ltd. * (Israel)	117,214
		762,907	19.33%
Services - Business Services, NEC
381	Alliance Data Systems Corporation	91,871	2.33%
Services - Computer Processing & Data Preparation
635	Fiserv, Inc. *	79,553
815	Verisk Analytics, Inc. *	65,925
		145,478	3.69%

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 4

Taylor Frigon Core Growth Fund
		Schedule of Investments
		May 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Services - Computer Programming Services
1,084	EPAM Systems, Inc. *	$90,926	2.30%
Services - Computer Programming, Data Processing, Etc.
412	FactSet Research Systems, Inc.	68,264
1,730	IHS Markit Ltd. (United Kingdom) *	79,321
		147,585	3.74%
Services - Consumer Credit Reporting, Collection Agencies
2,517	PRA Group, Inc. *	87,592	2.22%
Services - Prepackaged Software
990	salesforce.com, inc. *	88,744
1,192	Splunk Inc. *	72,998
2,460	Twilio Inc. *	59,803
		221,545	5.61%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
592	Ecolab Inc.	78,641	1.99%
Surgical & Medical Instruments & Apparatus
1,453	Glaukos Corporation *	59,152
989	Mazor Robotics Ltd. * (Israel)	40,954
1,082	ResMed Inc.	76,930
		177,036	4.49%
Total for Common Stocks (Cost $3,053,330)		3,177,248	80.50%
REAL ESTATE INVESTMENT TRUSTS
206	Equinix, Inc	90,848	2.30%
	(Cost $78,643)
Total Investment Securities		3,268,096	82.80%
	(Cost $3,131,973)
Other Assets In Excess of Liabilities		678,662	17.20%
Net Assets		$3,946,758	100.00%

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 5

Taylor Frigon Core Growth Fund

Statement of Assets and Liabilities (Unaudited)
May 31, 2017

Assets:
Investment Securities at Fair Value	$3,268,096
(Cost $3,131,973)
Cash	721,393
Dividends Receivable	1,691
Total Assets	3,991,180
Liabilities:
Payable for Securities Purchased	39,807
Management Fees Payable	3,183
Service Fees Payable	1,432
Total Liabilities	44,422
Net Assets	$3,946,758

Net Assets Consist of:
Paid In Capital	$3,796,831
Accumulated Undistributed Net Investment Income/(Loss)	(6,905)
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	20,709
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	136,123
Net Assets, for 352,223 Shares Outstanding	$3,946,758
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($3,946,758/352,223 shares)	$11.21
Redemption Price * ($11.21 x 0.98) (Note 2)	$10.99

Statement of Operations (Unaudited)
For the period December 27, 2016** through May 31, 2017

Investment Income:
Dividends (Net of Foreign Withholding Taxes of $246)	$2,862
Interest ***	-
Total Investment Income	2,862
Expenses:
Management Fees (Note 4)	6,736
Service Fees (Note 4)	3,031
Total Expenses	9,767

Net Investment Income/(Loss)	(6,905)

Realized and Unrealized Gain/(Loss) on Investments
Realized Gain/(Loss) on Investments	20,709
Net Change in Unrealized Appreciation/(Depreciation) on Investments	136,123
Net Realized and Unrealized Gain/(Loss) on Investments	156,832

Net Increase/(Decrease) in Net Assets from Operations	$149,927

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase. ** Commencement of Operations. *** Less than $0.50.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 6

Taylor Frigon Core Growth Fund

Statement of Changes in Net Assets	(Unaudited)
	12/27/2016*
	to
	5/31/2017
From Operations:
Net Investment Income/(Loss)	$(6,905)
Net Realized Gain/(Loss) on Investments	20,709
Change in Net Unrealized Appreciation/(Depreciation)	136,123
Increase/(Decrease) in Net Assets from Operations	149,927
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	3,825,553
Proceeds From Redemption Fees (Note 2)	454
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(29,176)
Net Increase/(Decrease) from Shareholder Activity	3,796,831
Net Increase/(Decrease) in Net Assets	3,946,758
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of ($6,905))	$3,946,758
Share Transactions:
Issued	354,881
Reinvested	-
Redeemed	(2,658)
Net Increase in Shares	352,223
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	352,223

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	12/27/2016*
	to
	5/31/2017
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income/(Loss) (a)	(0.05)
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	1.26
Total from Investment Operations	1.21
Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-
Proceeds from Redemption Fee (Note 2)	-	+
Net Asset Value -
End of Period	$11.21
Total Return (c)	12.10%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$3,947
Ratio of Expenses to Average Net Assets	1.45%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets	(1.03)%	***
Portfolio Turnover Rate	13.30%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
+ Less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 7

NOTES TO THE FINANCIAL STATEMENTS
TAYLOR FRIGON CORE GROWTH FUND
May 31, 2017
(UNAUDITED)

1.) ORGANIZATION
The Taylor Frigon Core Growth Fund (the “Fund”) was organized as a diversified series of PFS Funds (the “Trust”) on December 7, 2016 and commenced operations on December 27, 2016. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of May 31, 2017, there were eight series authorized by the Trust. The Fund’s objective is to seek long-term capital appreciation. The investment adviser to the Fund is Taylor Frigon Capital Management, LLC (the “Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the period December 27, 2016 through May 31, 2017, proceeds from redemption fees were $454.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s initial tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period December 27, 2016 through May 31, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2017 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. The differences between book and tax basis are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATIONAL & OFFERING EXPENSES
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2016 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of May 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,177,248	$0	$0	$3,177,248
Real Estate Investment Trusts	90,848	$0	$0	90,848
Total	$3,268,096	$0	$0	$3,268,096

The Fund did not hold any Level 3 assets during the period December 27, 2016 through May 31, 2017. There were no transfers into or out of level 1 and level 2 during the period December 27, 2016 through May 31, 2017. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the period December 27, 2016 through May 31, 2017.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the Fund and pays the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, fees pursuant to Rule 12b-1 distribution plans, and extraordinary or non-recurring expenses. For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

As a result of the above calculation, for the period December 27, 2016 through May 31, 2017, the Adviser earned management fees totaling $6,736. At May 31, 2017, the Fund owed $3,183 to the Adviser.

2017 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

Additionally, the Fund has a Services Agreement with the Adviser (the “Services Agreement”). Under the Services Agreement the Adviser receives an additional fee of 0.45% of the average daily net assets of the Fund and is obligated to pay the operating expenses of the Fund excluding, as applicable, management fees and sub-advisory fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses.

For the period December 27, 2016 through May 31, 2017, the Adviser earned services fees of $3,031. At May 31, 2017, the Fund owed the Adviser services fees of $1,432.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were each paid $250, for a total of $750, in Trustees’ fees for the period December 27, 2016 through May 31, 2017 by the Adviser.

6.) PURCHASES AND SALES OF SECURITIES
For the period December 27, 2016 through May 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,281,663 and $170,399, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2017, Charles Schwab & Co., Inc., for the benefit of its customers, held, in aggregate, 92.11% of the shares in the Fund. The Trust does not know whether any underlying accounts of Charles Schwab & Co., Inc. owned or controlled 25% or more of the voting securities of the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at May 31, 2017 was $3,131,973. At May 31, 2017, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation/(Depreciation)
$271,170	($135,047)	$136,123

As of May 31, 2017, there were no differences between book basis and tax basis.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Semi-Annual Report 11

ADDITIONAL INFORMATION
May 31, 2017
(Unaudited)

APPROVAL OF MANAGEMENT AGREEMENT BETWEEN THE TRUST AND TAYLOR FRIGON CAPITAL MANAGEMENT, LLC ON BEHALF OF THE TAYLOR FRIGON CORE GROWTH FUND
On December 7, 2016, the Board of Trustees (the “Board” or the “Trustees”) reviewed and discussed the approval of the Management Agreement (the “Management Agreement”), as well as the amendments to the various proposed service agreements between the Trust and the service providers. The Board discussed the arrangements between Taylor Frigon Capital Management, LLC (“TFCM”) and the Trust with respect to the Taylor Frigon Core Growth Fund (the “TFCG Fund”). The Board reflected on its discussions with a representative from TFCM regarding the proposed Management Agreement and the manner in which the TFCG Fund was to be managed. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Management Agreement, a letter from Counsel to TFCM and its respective responses thereto, financial information, a copy of TFCM’s Form ADV, and a fee comparison analysis of the TFCG Fund and comparable mutual funds. Counsel reviewed with the Board the memorandum from Counsel and the proposed Management Agreement and outlined the various factors the Board should consider in deciding whether to approve the Management Agreement.

In deciding whether to approve the Management Agreement, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services to be provided by TFCM.
In this regard, the Board considered the responsibilities of TFCM under the Management Agreement. The Board reviewed the services to be provided by TFCM to the prospective TFCG Fund including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the TFCG Fund’s investment objectives and limitations, the efforts of TFCM during the TFCG Fund’s start-up phase, its coordination of services for the TFCG Fund among the service providers, and the anticipated efforts of TFCM to promote the TFCG Fund and grow its assets. The Board considered: TFCM’s anticipated staffing and methods of operating; the education and experience of its personnel, and the compliance programs, policies, and procedures that would be relied upon by TFCM. After reviewing the foregoing and further information from TFCM, the Board concluded that the quality, extent, and nature of the services to be provided by TFCM was satisfactory and adequate for the TFCG Fund.

2. Investment Performance of the TFCG Fund and TFCM.
The Board noted that the TFCG Fund had not commenced operations and thus did not have investment performance information to review. The Board also noted that TFCM manages a core growth strategy similar to the way in which the TFCG Fund is to be managed and noted its performance as of September 30, 2016 and for various periods including since inception as compared to two benchmark indices.

3. The costs of the services to be provided and profits to be realized by TFCM from the relationship with the TFCG Fund.
In this regard, the Board considered: the financial condition of TFCM and the level of commitment to the TFCG Fund by TFCM’s principals; the payment of startup costs for the TFCG Fund by TFCM; the projected asset levels of the TFCG Fund; and the overall anticipated expenses of the TFCG Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for TFCM in managing the TFCG Fund. The Board compared the expected fees and expenses of the TFCG Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to TFCM under the proposed Management Agreement was above the group of funds of projected similar size, style and objective categorized by Morningstar (the “Peer Group”) and the Morningstar Mid-Cap Growth category average, but the fees payable to TFCM were within the range of the Peer Group and category average. The Board determined that the advisory fee was within an acceptable range in light of the services to be rendered by TFCM in light of the services to be rendered under the Management Agreement. The Board determined that the overall fee arrangements for TFCM with respect to the TFCG Fund were fair and reasonable. Following this comparison and upon further considera-

2017 Semi-Annual Report 12

Additional Information (Unaudited) - continued

tion and discussion of the foregoing, the Board concluded that the fees to be paid to TFCM were fair and reasonable.

4. The extent to which economies of scale would be realized as the TFCG Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the TFCG Fund’s investors.
In this regard, the Board considered the TFCG Fund’s fee arrangements with TFCM. The Board noted that the advisory fee would remain the same at various asset levels. It was noted that TFCM was obligated to pay certain of the TFCG Fund’s operating expenses which had the effect of limiting the overall fees paid by the TFCG Fund. Following further discussion of the TFCG Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the TFCG Fund’s fee arrangement with TFCM was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by TFCM.

5. Possible conflicts of interest and benefits to TFCM.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the TFCG Fund; the basis of decisions to buy or sell securities for the TFCG Fund; the method for bunching of portfolio securities transactions; the substance and administration of TFCM’s Code of Ethics and other relevant policies described in TFCM’s Form ADV. The Board also noted that potential conflicts could arise in this situation when TFCM trades securities for the TFCG Fund and other accounts in the Composite and the partnership. Following further consideration and discussion, the Board indicated that TFCM’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory. The Board noted that TFCM does not utilize soft dollars.

Based on the foregoing, it was the Board’s consensus (including a majority of the independent Trustees) that the fees to be paid to TFCM, pursuant to the Management Agreement, were reasonable, and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, including such services to be rendered and such other matters as the Board has considered to be relevant in the exercise of its business judgment.

2017 Semi-Annual Report 13

Investment Adviser
Taylor Frigon Capital Management, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Taylor
Frigon Core Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Taylor Frigon Core Growth Fund
 www.taylorfrigonfunds.com
1-888-897-4821

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 7/24/17

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 7/24/17